Note 8 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Deferred Tax Assets, Valuation Allowance, Total	$ 189,306	$ 170,937
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax Credit Refund	800
Unrecognized Tax Benefits, Ending Balance	447	$ 447	$ 447	$ 447
Foreign Tax Authority [Member]
Deferred Tax Assets, Valuation Allowance, Total	8,500
Operating Loss Carryforwards, Total	$ 169,500
Open Tax Year	2015
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards, Total	$ 346,000
Open Tax Year	2017